ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2025
Accrued Expenses And Other Current Liabilities
SCHEDULE OF ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

As of December 31, 2025 and 2024, accrued expenses and other current liabilities consist of:

	As of December 31,
	2025	2024
Accrued expenses	$2,995,175	$1,011,720
Sundry payables	108,756	610,738
VAT	291,272	374,926
Other taxation payable	169,340	69,546
	$3,564,543	$2,066,930